Other financial liabilities	12 Months Ended
Dec. 31, 2019
Other financial liabilities [Abstract]
Other financial liabilities

21.   Other financial liabilities

The breakdown of the balances of these items is as follows:

Thousand of reais	2019	2018	2017

Credit card obligations	38,531,519	39,761,739	32,049,712
Unsettled financial transactions (2)	7,239,785	3,356,871	3,905,236
Dividends and Interest on Capital payable	7,826,247	4,508,569	4,553,914
Tax collection accounts - Tax payables	883,768	1,205,746	1,077,860
Liability associated with the transfer of assets (Note 9.g)	75,500	126,906	428,248
Other financial liabilities (1)	6,328,551	2,769,005	2,245,765
Total	60,885,370	51,728,836	44,260,735

(1) As of December 31, 2019, it includes the financial liability in the total amount of R$1,600 million (2018 - R$519 million and 2017 - R$484 million), related to the commitment of the put option of the shares held by Banco Bonsucesso (Note 3.a ) and R$0 (2018 - R$1,427 million and 2017 - R$1,223 million), referring to the put option for the shares issued by Getnet SA, which was authorized by BACEN on February 18, 2019 and settled on February 25, 2019.

(2) Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.